ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Assets and liabilities held for sale and discontinued operations

14.	ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS

The net income/(loss) from discontinued operations for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Year Ended December 31, 2023
(in thousands of $)	CoolCo	TundraCo	Golar Partners and Hygo	Total
Income from discontinued operations	266	—	—	266
Gain on disposal	27	—	—	27
Net income from discontinued operations	293	—	—	293

	Year Ended December 31, 2022
(in thousands of $)	CoolCo	TundraCo	Golar Partners and Hygo	Total
(Loss)/income from discontinued operations	(194,500)	4,880	—	(189,620)
(Loss)/gain on disposal	(10,060)	123,230	—	113,170
Net (loss)/income from discontinued operations	(204,560)	128,110	—	(76,450)

	Year Ended December 31, 2021
(in thousands of $)	CoolCo	TundraCo	Golar Partners and Hygo	Total
Income/(loss) from discontinued operations	54,534	2,806	(6,892)	50,448
Gain on disposal	—	—	574,941	574,941
Net income from discontinued operations	54,534	2,806	568,049	625,389

14.1 The CoolCo Disposal

The disposals of nine of our wholly owned subsidiaries and the management entities that are responsible for the commercial and technical vessel management of the LNG carriers to Cool Company Ltd (“CoolCo” and the “CoolCo Disposal”) closed in stages from March 3, 2022 to June 30, 2022. We recognized a loss on disposal of $10.1 million in relation to the subsidiaries disposed, comprised of carrying values of the assets and liabilities disposed of $355.4 million, partially offset by the proceeds received of $218.2 million cash consideration and 12.5 million shares of CoolCo valued at $127.1 million (based on the respective share price on the phased completion dates).

In November 2022 we agreed with CoolCo to acquire our vessel operations situated in Malaysia and the assets and liabilities of our Malaysia vessel operations (previously reported in our Corporate and others segment) were classified as held-for-sale and qualified as a discontinued operation. As such, we have retrospectively reclassified the results as “Net income/(loss) from discontinued operations.” In May 2023, the sale was completed and we recognized a gain on disposal of $27.0 thousand.

Our continuing involvement with the discontinued operations for the years ended December 31, 2023 and 2022 includes:
•our equity method investment in CoolCo until March 2, 2023 (note 17);
•$1.0 million and $0.8 million million financial guarantees fees, respectively, with respect to the debt assumed by CoolCo related to the Golar Kelvin and Golar Ice of $176.7 million;
•$1.6 million and $3.1 million management and administrative services revenue, respectively, for the provision of IT services, routine accounting services, treasury services, finance operation services, and any additional services reasonably required pursuant to the CoolCo Administrative Services Agreement (“CoolCo ASA”);
•$nil and $4.8 million net expenses, respectively, relating to the CoolCo’s vessels participation in the Cool Pool arrangement. We exited this pooling arrangement in November 2022;
•$2.0 million and $5.8 million million ship management fee expense, respectively, for CoolCo’s management of our LNG carrier Golar Arctic, and our contractual vessel management obligations for Golar Tundra and LNG Croatia; and
•$0.1 million and $nil administrative services expense, for CoolCo’s provision of IT and finance services to us pursuant to our short term CoolCo ASA entered into in May 2023.
The following table contains the financial statement line-items presented as discontinued operations following the CoolCo Disposal:

	Period ended January 1, 2023 to May 1, 2023	Year ended December 31,
(in thousands of $)		2022	2021
Time and voyage charter revenues	—	37,289	161,957
Vessel and other management fees	262	1,815	—
Vessel operating expenses	—	(8,466)	(49,446)
Voyage, charterhire and commission expenses	—	(1,229)	(709)
Administrative expenses	57	1,906	476
Project development expenses	—	(62)	(362)
Depreciation and amortization	(20)	(5,807)	(43,497)
Impairment of long-lived assets (1)	—	(218,349)	—
Other operating income	—	4,374	5,020
Operating income/(loss)	299	(188,529)	73,439

Other non-operating losses	—	—	(124)
Interest income	—	4	7
Interest expense, net	—	(4,725)	(18,087)
Other financial items, net	(18)	(799)	(401)
Pretax income/(loss) from discontinued operations	281	(194,049)	54,834

Income taxes	(15)	(451)	(300)
Income/(loss) from discontinued operations	266	(194,500)	54,534
Gain/(loss) on CoolCo Disposal (2)	27	(10,060)	—
Net income/(loss) from discontinued operations	293	(204,560)	54,534
(1) Impairment of long-lived assets relates to the impairment charge on the held for sale vessels recognized in accordance with ASC 360 Property, plant and equipment, following their classification as held-for-sale.
(2) During the year ended December 31, 2022, we recognized a loss on the CoolCo Disposal of $10.1 million. This is comprised of carrying values of the assets and liabilities disposed of $355.4 million, partially offset by the proceeds received of $218.2 million cash consideration and 12.5 million shares of CoolCo valued at $127.1 million (based on the respective share price on the phased completion dates).

14.2 The TundraCo Disposal

On May 31, 2022, we completed the sale of 100% of the share capital of our subsidiary Golar LNG NB 13 Corporation (the “TundraCo Disposal”), owner of FSRU Golar Tundra and Hygo to Snam for $352.5 million.

Our continuing involvement with the discontinued operations of the Golar Tundra was the Development Agreement which was completed in May 2023 (note 7). For the years ended December 31, 2023 and 2022, we recognized services revenue in relation to the Development Agreement amounting to $13.8 million and $14.4 million, respectively.
The following table contains the financial statement line-items presented as discontinued operations following TundraCo's Disposal:

	Period ended January 1, 2022 to May 31, 2022	Year Ended December 31, 2021
(in thousands of $)
Time and voyage charter revenues	27,776	29,534
Vessel operating expenses	(5,119)	(6,511)
Voyage, charterhire and commission expenses	(10,004)	(9,396)
Administrative expenses	(16)	(89)
Depreciation and amortization	(2,955)	(7,092)
Operating income	9,682	6,446

Interest income	—	4
Interest expense, net	(4,649)	(2,589)
Other financial items, net	(153)	(1,055)
Pretax income from discontinued operations	4,880	2,806

Income taxes	—	—
Income from discontinued operations	4,880	2,806

Gain on disposal of discontinued operations (1)	123,230	—
Net income from discontinued operations	128,110	2,806
(1) Gain on TundraCo Disposal comprised of (i) cash proceeds received of $352.5 million, (ii) a partially offset by the net asset value of Golar LNG NB 13 Corporation of $229.0 million and (iii) related fees incurred in relation to disposal of $0.3 million.

14.3 Golar Partners and Hygo disposals

On April 15, 2021, we completed the GMLP and Hygo Merger. We received consideration of $876.3 million which comprised of (i) $80.8 million cash for our investment in Golar Partners and (ii) $50.0 million cash and 18.6 million NFE Shares valued at $745.4 million for our investment in Hygo.

The net income/(loss) of equity method investments from discontinued operations for the period ended April 15, 2021 is as follows:

Period January 1, 2021 to April 15, 2021
(in thousands of $)
Net income from equity method investments in Golar Partners	8,116
Net loss from equity method investments in Hygo	(15,008)
Loss from discontinued operations	(6,892)
Gain on disposal of equity method investments (1)	574,941
Net income from discontinued operations	568,049
(1) Gain on disposal of discontinued operations comprised of (i) proceeds received of $876.3 million; (ii) release of our tax indemnity guarantee liability to Golar Partners of $2.0 million; (iii) a partial offset by the carrying values of our investment in affiliates disposed of $257.3 million as of April 15, 2021; (iv) realized accumulated comprehensive losses on disposal of investment in affiliates of $43.4 million; and (v) fees incurred in relation to disposals of $2.7 million.
Golar Partners and Hygo Post-Merger Services Agreements

Upon completion of the GMLP Merger and the Hygo Merger, we entered into certain transition services agreements, corporate services agreements, ship management agreements and omnibus agreements with Golar Partners, Hygo and NFE. These agreements replaced the previous management and administrative services agreements, ship management agreements and guarantees that Golar provided to Golar Partners and Hygo.

Hygo

We and Stonepeak, agreed to severally indemnify NFE Brazil Holdings Limited, NFE, Lobos Acquisition Ltd. and each of their respective affiliates and representatives, from and against any and all losses, damages, liabilities, costs, charges, fees, expenses, taxes, disbursements, actions, penalties, proceedings, claims and demands or other liabilities related to certain taxes imposed by government authorities.

Golar Partners

Under the omnibus agreement, Golar agreed to guarantee the certain obligations of the charters of the Golar Winter, Golar Eskimo and NR Satu. We shall comply with all covenants and terms, including provision of covenants compliance reports, if required. We shall also indemnify, defend and hold harmless NFE and each of its affiliates from and against all losses, liabilities, damages, costs and expenses of every kind and nature, reasonable attorneys’ fees and expert’s fees arising in connection with our failure to comply with the foregoing. The maximum potential exposure in respect of these guarantees is not known as these matters cannot be reliably measured. The likelihood of triggering the guarantees is remote based on our past performance.

For the years ended December 31, 2023, 2022 and 2021 we:
•earned ship management fees amounting to $nil, $9.5 million and $6.9 million and administrative services fees amounting to $nil, $4.5 million and $3.1 million, respectively. NFE terminated the transition services and Bermuda services agreements on December 31, 2022;
•incurred pool income/expense from other participants in the pooling arrangement totaling $0.5 million of income and $2.5 million of expenses for the years ended December 31, 2022 and 2021, respectively. There was no comparable income/expense for the year ended December 31, 2023;
•declared distributions on Hilli LLC totaling $4.1 million, $29.4 million and $21.2 million, respectively, with respect to the common units owned by Golar Partners and incurred $2.1 million, $4.1 million and $0.1 million, respectively for Hilli's costs indemnification; and
•earned guarantee fees from Golar Partners and Hygo amounting to $1.0 million, $1.7 million and $1.4 million, respectively.